PROSPECTUS SUPPLEMENT

December 27, 2016

for

GUARDIAN INVESTOR IISM VARIABLE ANNUITY

ISSUED BY

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2016 for the Guardian Investor IISM Variable Annuity contracts issued through The Guardian Separate Account R.

Effective as of January 1, 2017, the L Series contract is no longer being offered for sale and no L Series contracts will be issued by The Guardian Insurance & Annuity Company, Inc. in conjunction with applications dated on or after January 1, 2017.

For more information please contact our Customer Service Office at 1-800-221-3253.

Except as set forth herein, all other provisions of the Prospectus noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE MOST RECENT PROSPECTUS FOR THE APPLICABLE PRODUCT AND SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

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